Note 23 - Capital Management - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Statement Line Items [Line Items]
Cash	$ 1,583	$ 6,778	$ 7,584	$ 3,027
Cash equivalents	6,640	2,994	2,989
Total Cash and cash equivalents	$ 8,223	$ 9,772	$ 10,573